Investments in Equity Method Investees	12 Months Ended
Mar. 31, 2013
Investments in Equity Method Investees
9.	Investments in equity method investees

Till May 29, 2011, the Company’s effective equity ownership interest in SEPCO Group was 49.01%. Additionally, the Company made investments of Rs. 255 million in fiscal 2012 (till date of acquisition of control). As described in note 3(i), the Company acquired majority equity ownership interest in SEPCO Group on May 30, 2011.

In fiscals 2011 and 2012 (till date of acquisition of control), the Company’s share of loss in SEPCO Group was Rs. 5,534 million and Rs. 972 million respectively. Of this loss of Rs. 83 million and Rs. 452 million has been allocated against investment and balance excess loss of Rs. 5,451 million and Rs. 520 million has been allocated against loans in fiscal 2011 and 2012 (till date of acquisition of control), respectively.

Summarized combined financial information of SEPCO Group accounted for under the equity method is as follows:

	2011		2012*
	(In millions)
Revenues	Rs.	14,807	Rs.	2,607
Network and transmission cost		7,993		1,278
Loss from continuing operations before taxes		11,175		1,985
Net loss		11,293		1,985

*	Till the date of acquisition.

In fiscal 2011 (till the date of acquisition of control in BitGravity), the Company’s share of loss in BitGravity as an equity method investee was Rs. 121 million.

In fiscal 2012 and 2013, Neotel (Pty) Ltd has equity ownership interest of 20% in Number Portability Company (Pty) Limited. In fiscal 2012 and 2013, the share of income in Number Portability Company (Pty) Limited was Rs. 12 million and Rs. 3 million respectively.

During fiscal years ended 2011 and 2012, Tata Communications had equity ownership interest in United Telecom Limited (“UTL”) of 26.66%. In fiscal 2011, 2012 and 2013, the Company’s share of income /(loss) in UTL was Rs. 19 million, Rs.  16 million and Rs.  (237) million, respectively.